Unaudited Condensed Consolidated Statements of Income (Loss) And Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Diluted earning per ordinary share	$ (0.36)	$ 0.12
Diluted weighted average number of ordinary shares outstanding	14,006,250	10,125,000